FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) reclassified from other comprehensive income into net income (loss) recognized in COGS			$ 36,857
Fair value of swap in asset position			1,685	$ 12,560
Fair Value Of Swap In Short Term Assets				8,188
Fair Value Of Swap In Long Term Asset				4,372
Effective portion of unrealized gains recorded in OCI			16	27
Gain (loss) of hedge on operations			(5,966)	(542)
Long term bank deposit			0	12,500
Marketable securities	[1]		169,694	190,068
Short term deposit			495,359	363,648
Investment income (expense)			6,978	2,963
Subsequent Event [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effective portion of unrealized gains recorded in OCI		$ 16
Tower US Holdings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value liability face amount			217,000	164,000
Derivative Liability, Subject to Master Netting Arrangement, before Offset			3,142	3,040
Tower and Jazz Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of debentures			19,000	66,000
Carrying amount			19,000	64,000
Fair value liability face amount			157,000	67,500
Fair value of derivative assets			$ 3,805	$ 2,134

[1]	Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $181,247 and $189,543 as of December 31, 2022 and December 31, 2021, respectively, is presented net of an immaterial allowance for credit losses.